Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.9%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,255,880
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,364,615
07/01/2035	5.000%	2,000,000	2,555,640
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,183,214
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	720,522
Total			9,079,871
Charter Schools 1.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	2,070,396
International Charter School
Series 2015
04/15/2025	5.000%	500,000	534,115
04/15/2033	5.000%	1,335,000	1,477,058
Total			4,081,569
Higher Education 21.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	718,350
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,426,170
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,260,582
10/01/2036	5.000%	1,140,000	1,425,627
Series 2019
10/01/2036	5.000%	1,535,000	1,936,433
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	604,205
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,806,405
01/01/2034	5.000%	1,000,000	1,199,700
Harvard University Issue
Series 2020A
10/15/2028	5.000%	500,000	670,500
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,573,516
10/01/2028	5.000%	1,100,000	1,295,019
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	614,950
10/01/2035	5.000%	455,000	558,139
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,076,764
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,179,940
Western New England University
Series 2015
09/01/2032	5.000%	500,000	572,055
09/01/2033	5.000%	1,225,000	1,395,667
09/01/2034	5.000%	1,285,000	1,459,233
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	817,726
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	595,850
Series 2017
09/01/2037	5.000%	290,000	351,550
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,090,745
10/01/2033	5.000%	900,000	1,105,416
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,121,420
07/01/2036	4.000%	1,000,000	1,118,910
Boston University Issue
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,119,120
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,465,215
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,138,027
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,358,260
Series 2013J
10/01/2024	5.250%	500,000	560,030
10/01/2025	5.500%	450,000	505,832
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	1,089,935
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,522,930
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,076,870
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,069,930
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,322,972
University of Massachusetts Building Authority
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,682,800
Total			49,886,793
Hospital 18.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,388,217
Series 2016I
07/01/2033	5.000%	3,000,000	3,627,750
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,559,980
08/15/2034	5.000%	2,250,000	2,644,447
Partners Healthcare System
Series 2020
07/01/2037	5.000%	2,250,000	2,927,857
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	5,348,000
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,690,660
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,471,116
Series 2019O
12/01/2035	5.000%	175,000	226,060
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,747,987
Series 2017
07/01/2031	5.000%	1,000,000	1,224,660
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,139,150
07/01/2034	5.000%	1,500,000	1,685,250
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,237,020
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,226,650
07/01/2037	5.000%	1,035,000	1,283,017
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,389,168
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	340,906
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,160,051
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,037,320
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	1,961,203
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
Series 2021G
07/01/2038	5.000%	225,000	296,303
Total			42,612,772

2	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.8%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,259,880
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,018,955
Total			4,278,835
Local General Obligation 3.4%
City of Boston
Unlimited General Obligation Bonds
Series 2020A
11/01/2028	5.000%	3,000,000	4,022,220
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	503,494
02/01/2031	4.000%	495,000	594,134
Town of Sharon
Limited General Obligation Bonds
Series 2020
02/15/2029	5.000%	2,000,000	2,682,140
Total			7,801,988
Multi-Family 1.5%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,301,455
10/01/2034	5.000%	2,000,000	2,104,500
Total			3,405,955
Other Bond Issue 6.6%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
10/01/2027	5.000%	455,000	583,310
04/01/2028	5.000%	800,000	1,036,048
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,164,320
05/01/2031	5.000%	1,000,000	1,157,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017 (BAM)
05/01/2034	5.000%	500,000	622,360
05/01/2035	5.000%	500,000	621,200
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	3,126,150
04/01/2035	5.000%	2,350,000	2,932,988
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,271,728
07/01/2027	5.000%	775,000	789,632
Total			15,305,576
Pool / Bond Bank 1.1%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,621,020
Prep School 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,199,182
Refunded / Escrowed 9.0%
Massachusetts Development Finance Agency
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	1,976,216
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,369,205
Massachusetts School Building Authority
Prerefunded 10/15/21 Revenue Bonds
Series 2011B
10/15/2027	5.000%	2,000,000	2,069,260
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
Series 2012A
05/01/2029	5.000%	1,510,000	1,602,004
State Intercept
Series 2012A
05/01/2029	5.000%	1,490,000	1,579,817

Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(c)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,745,280
Massachusetts Water Resources Authority
Prerefunded 08/01/22 Revenue Bonds
Series 2012B
08/01/2028	5.000%	5,000,000	5,365,650
Puerto Rico Highway & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,150,659
Total			20,858,091
Retirement Communities 2.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,413,662
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	1,067,986
10/01/2039	5.000%	250,000	284,023
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,622,685
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,658,940
Total			6,047,296
Sales Tax 9.1%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Sales Tax Bond
Subordinated Series 2020B
07/01/2033	5.000%	1,250,000	1,682,500
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,377,588
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,263,359
Series 2006A
07/01/2022	5.250%	3,500,000	3,755,115
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008B
07/01/2023	5.000%	910,000	1,016,597
Massachusetts Bay Transportation Authority(c)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,659,650
07/01/2032	0.000%	5,105,000	4,077,006
Massachusetts School Building Authority
Revenue Bonds
Social Bonds
Series 2020A
08/15/2033	5.000%	750,000	1,022,708
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,331,850
Total			21,186,373
Single Family 0.3%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2020-220 (GNMA)
06/01/2027	5.000%	125,000	158,319
12/01/2027	5.000%	100,000	128,362
06/01/2028	5.000%	75,000	97,155
12/01/2028	5.000%	100,000	130,604
06/01/2029	5.000%	75,000	98,701
Total			613,141
State Appropriated 0.2%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	475,000	488,903
State General Obligation 9.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,779,430
Series 2019G
09/01/2036	4.000%	2,000,000	2,471,860
Series 2020B
03/01/2032	4.000%	2,500,000	3,177,375
Limited General Obligation Refunding Bonds
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,162,300
Series 2020B
07/01/2033	5.000%	2,000,000	2,719,700
Series 2020D
11/01/2036	4.000%	1,000,000	1,265,500

4	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,015,200
Total			21,591,365
Student Loan 0.1%
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Series 2020B
07/01/2028	5.000%	250,000	315,673
Transportation 0.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,740,578
Turnpike / Bridge / Toll Road 2.7%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,567,760
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,759,425
Total			6,327,185
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 2.7%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,197,510
Total Municipal Bonds (Cost $209,145,198)			225,639,676

Money Market Funds 2.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	122,383	122,370
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(f)	4,866,860	4,866,860
Total Money Market Funds (Cost $4,989,243)		4,989,230
Total Investments in Securities (Cost: $214,134,441)		230,628,906
Other Assets & Liabilities, Net		1,293,135
Net Assets		231,922,041

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued basis.
(c)	Zero coupon bond.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $1,150,659, which represents 0.50% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $3,281,625, which represents 1.41% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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